Lease Commitments (Details Narrative)	12 Months Ended
	Jun. 30, 2016 USD ($) ft² Number	Jun. 30, 2015 USD ($)
Rent Expense	$ 529,341	$ 581,679
Amortization of leasehold improvements	$ 60,720
Leasehold improvement allowance		$ 420,014
Manufacturing and Office Facility - Orlando Lease [Member]
Term of operating lease	7 years
Term of lease extension	3 years
Lease expiration	Apr. 30, 2022
Square footage of leased office space | ft²	25,847
Manufacturing and Office Facility - China Lease [Member]
Term of operating lease	5 years
Term of lease extension	2 years
Lease expiration	Oct. 01, 2017
Manufacturing and Office Facility - Zhenjiang Lease [Member]
Term of operating lease	5 years
Lease expiration	Mar. 31, 2019
Computer Equipment and Software and Manufacturing Equipment [Member]
Number of capital leases | Number	4
Assets under capital lease	$ 547,000
Accumulated amortization of assets under capital leases	$ 202,000
Computer Equipment and Software and Manufacturing Equipment [Member] | Lower Limit [Member]
Term of capital lease	3 years
Computer Equipment and Software and Manufacturing Equipment [Member] | Upper Limit [Member]
Term of capital lease	5 years